Note 8 - Leases - Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Operating leases, one year	$ 78,135
Operating leases, two years	65,448
Operating leases, three years	53,403
Operating leases, four years	42,234
Operating leases, five years	32,652
Operating leases, thereafter	56,669
Operating leases	328,541
Present value of operating lease liabilities	299,090
Difference between undiscounted cash flows and discounted cash flows, operating lease	29,451
Finance leases, one year	552
Finance leases, two years	232
Finance leases, three years	79
Finance leases, four years
Finance leases, five years
Finance leases, thereafter
Finance leases	863
Present value of finance lease liabilities	853
Difference between undiscounted cash flows and discounted cash flows, finance lease	$ 10